Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	American Funds U.S. Government Money Market Fund
Entity Central Index Key	0001454975
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
American Funds® U.S. Government Money Market Fund - Class A
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Government Money Market Fund
Class Name	Class A
Trading Symbol	AFAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund") for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 26	0.51% *
*Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%	[1]
Net Assets	$ 35,411,000,000
Holdings Count | Holding	157
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 35,411
Total number of portfolio holdings	157

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	44.78%
Federal agency bills & notes	37.95%
Repurchase agreements	13.13%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.37%
Other assets less liabilities	(2.23) %
Total	100.00%

American Funds® U.S. Government Money Market Fund - Class C
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Government Money Market Fund
Class Name	Class C
Trading Symbol	AFCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund") for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 30	0.60% *
*Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[1]
Net Assets	$ 35,411,000,000
Holdings Count | Holding	157
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 35,411
Total number of portfolio holdings	157

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	44.78%
Federal agency bills & notes	37.95%
Repurchase agreements	13.13%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.37%
Other assets less liabilities	(2.23) %
Total	100.00%

American Funds® U.S. Government Money Market Fund - Class T
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Government Money Market Fund
Class Name	Class T
Trading Symbol	TTMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund") for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 18	0.36% *
*Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%	[1]
Net Assets	$ 35,411,000,000
Holdings Count | Holding	157
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 35,411
Total number of portfolio holdings	157

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Short -term securities:
U.S. Treasury bills	44.78%
Federal agency bills & notes	37.95%
Repurchase agreements	13.13%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.37%
Other assets less liabilities	(2.23) %
Total	100.00%

American Funds® U.S. Government Money Market Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Government Money Market Fund
Class Name	Class F-1
Trading Symbol	AFFXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund") for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 34	0.67% *
*Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[1]
Net Assets	$ 35,411,000,000
Holdings Count | Holding	157
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 35,411
Total number of portfolio holdings	157

Holdings [Text Block]
Portfolio
holdings
by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	44.78%
Federal agency bills & notes	37.95%
Repurchase agreements	13.13%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.37%
Other assets less liabilities	(2.23) %
Total	100.00%

American Funds® U.S. Government Money Market Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Government Money Market Fund
Class Name	Class F-2
Trading Symbol	AFGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund") for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 20	0.39% *
*Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[1]
Net Assets	$ 35,411,000,000
Holdings Count | Holding	157
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 35,411
Total number of portfolio holdings	157

Holdings [Text Block]
Portfolio holdings by as
set
type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	44.78%
Federal agency bills & notes	37.95%
Repurchase agreements	13.13%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.37%
Other assets less liabilities	(2.23) %
Total	100.00%

American Funds® U.S. Government Money Market Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Government Money Market Fund
Class Name	Class F-3
Trading Symbol	USGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund") for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 16	0.31% *
*Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%	[1]
Net Assets	$ 35,411,000,000
Holdings Count | Holding	157
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 35,411
Total number of portfolio holdings	157

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Short- term securities:
U.S. Treasury bills	44.78%
Federal agency bills & notes	37.95%
Repurchase agreements	13.13%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.37%
Other assets less liabilities	(2.23) %
Total	100.00%

American Funds® U.S. Government Money Market Fund - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Government Money Market Fund
Class Name	Class 529-A
Trading Symbol	AAFXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains imp ortant information about American Funds U.S. Government Money Market Fund (the "fund") for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 28	0.56% *
*Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%	[1]
Net Assets	$ 35,411,000,000
Holdings Count | Holding	157
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 35,411
Total number of portfolio holdings	157

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	44.78%
Federal agency bills & notes	37.95%
Repurchase agreements	13.13%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.37%
Other assets less liabilities	(2.23) %
Total	100.00%

American Funds® U.S. Government Money Market Fund - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Government Money Market Fund
Class Name	Class 529-C
Trading Symbol	CCFXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund") for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What were the fund costs for the last six
months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 33	0.65% *
*Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[1]
Net Assets	$ 35,411,000,000
Holdings Count | Holding	157
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 35,411
Total number of portfolio holdings	157

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	44.78%
Federal agency bills & notes	37.95%
Repurchase agreements	13.13%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.37%
Other assets less liabilities	(2.23) %
Total	100.00%

American Funds® U.S. Government Money Market Fund - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Government Money Market Fund
Class Name	Class 529-E
Trading Symbol	EAFXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund") for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the fund costs for the last six
months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 33	0.66% *
*Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%	[1]
Net Assets	$ 35,411,000,000
Holdings Count | Holding	157
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions )	$ 35,411
Total number of portfolio holdings	157

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	44.78%
Federal agency bills & notes	37.95%
Repurchase agreements	13.13%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.37%
Other assets less liabilities	(2.23) %
Total	100.00%

American Funds® U.S. Government Money Market Fund - Class 529-T
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Government Money Market Fund
Class Name	Class 529-T
Trading Symbol	TSIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund") for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 22	0.43% *
*Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[1]
Net Assets	$ 35,411,000,000
Holdings Count | Holding	157
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 35,411
Total number of portfolio holdings	157

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	44.78%
Federal agency bills & notes	37.95%
Repurchase agreements	13.13%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.37%
Other assets less liabilities	(2.23) %
Total	100.00%

American Funds® U.S. Government Money Market Fund - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Government Money Market Fund
Class Name	Class 529-F-1
Trading Symbol	FARXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund") for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]
What were the fund costs
for
the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 24	0.48% *
*Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%	[1]
Net Assets	$ 35,411,000,000
Holdings Count | Holding	157
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 35,411
Total number of portfolio holdings	157

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	44.78%
Federal agency bills & notes	37.95%
Repurchase agreements	13.13%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.37%
Other assets less liabilities	(2.23) %
Total	100.00%

American Funds® U.S. Government Money Market Fund - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Government Money Market Fund
Class Name	Class 529-F-2
Trading Symbol	FFFXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund") for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund
costs
for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 21	0.42% *
*Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[1]
Net Assets	$ 35,411,000,000
Holdings Count | Holding	157
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 35,411
Total number of portfolio holdings	157

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	44.78%
Federal agency bills & notes	37.95%
Repurchase agreements	13.13%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.37%
Other assets less liabilities	(2.23) %
Total	100.00%

American Funds® U.S. Government Money Market Fund - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Government Money Market Fund
Class Name	Class 529-F-3
Trading Symbol	FMUXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund") for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the fund costs for the last six m
onth
s?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 18	0.36% *
*Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%	[1]
Net Assets	$ 35,411,000,000
Holdings Count | Holding	157
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 35,411
Total number of portfolio holdings	157

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	44.78%
Federal agency bills & notes	37.95%
Repurchase agreements	13.13%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.37%
Other assets less liabilities	(2.23) %
Total	100.00%

American Funds® U.S. Government Money Market Fund - Class ABLE-A
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Government Money Market Fund
Class Name	Class ABLE-A
Trading Symbol	AAZXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund") for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-ABLEA . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-ABLEA
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-A	$ 23	0.46% *
*Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%	[1]
Net Assets	$ 35,411,000,000
Holdings Count | Holding	157
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 35,411
Total number of portfolio holdings	157

Holdings [Text Block]
Portfolio
holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	44.78%
Federal agency bills & notes	37.95%
Repurchase agreements	13.13%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.37%
Other assets less liabilities	(2.23) %
Total	100.00%

American Funds® U.S. Government Money Market Fund - Class ABLE-F-2
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Government Money Market Fund
Class Name	Class ABLE-F-2
Trading Symbol	ABZXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund") for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-ABLEF2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-ABLEF2
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-F-2	$ 18	0.35% *
*Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[1]
Net Assets	$ 35,411,000,000
Holdings Count | Holding	157
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 35,411
Total number of portfolio holdings	157

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	44.78%
Federal agency bills & notes	37.95%
Repurchase agreements	13.13%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.37%
Other assets less liabilities	(2.23) %
Total	100.00%

American Funds® U.S. Government Money Market Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Government Money Market Fund
Class Name	Class R-1
Trading Symbol	RAAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund") for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 19	0.37% *
*Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[1]
Net Assets	$ 35,411,000,000
Holdings Count | Holding	157
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 35,411
Total number of portfolio holdings	157

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	44.78%
Federal agency bills & notes	37.95%
Repurchase agreements	13.13%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.37%
Other assets less liabilities	(2.23) %
Total	100.00%

American Funds® U.S. Government Money Market Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Government Money Market Fund
Class Name	Class R-2
Trading Symbol	RABXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund") for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs
for
the last six months?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 70	1.40% *
*Annualized.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.40%	[1]
Net Assets	$ 35,411,000,000
Holdings Count | Holding	157
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 35,411
Total number of portfolio holdings	157

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	44.78%
Federal agency bills & notes	37.95%
Repurchase agreements	13.13%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.37%
Other assets less liabilities	(2.23) %
Total	100.00%

American Funds® U.S. Government Money Market Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Government Money Market Fund
Class Name	Class R-2E
Trading Symbol	RBEXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund") for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a h
ypot
hetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 56	1.12% *
*Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.12%	[1]
Net Assets	$ 35,411,000,000
Holdings Count | Holding	157
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 35,411
Total number of portfolio holdings	157

Holdings [Text Block]
Portfolio
holdings
by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	44.78%
Federal agency bills & notes	37.95%
Repurchase agreements	13.13%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.37%
Other assets less liabilities	(2.23) %
Total	100.00%

American Funds® U.S. Government Money Market Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Government Money Market Fund
Class Name	Class R-3
Trading Symbol	RACXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund") for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 48	0.95% *
*Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%	[1]
Net Assets	$ 35,411,000,000
Holdings Count | Holding	157
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 35,411
Total number of portfolio holdings	157

Holdings [Text Block]
Portfolio
holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	44.78%
Federal agency bills & notes	37.95%
Repurchase agreements	13.13%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.37%
Other assets less liabilities	(2.23) %
Total	100.00%

American Funds® U.S. Government Money Market Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Government Money Market Fund
Class Name	Class R-4
Trading Symbol	RADXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund") for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the
fund
costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 33	0.66% *
*Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%	[1]
Net Assets	$ 35,411,000,000
Holdings Count | Holding	157
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 35,411
Total number of portfolio holdings	157

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	44.78%
Federal agency bills & notes	37.95%
Repurchase agreements	13.13%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.37%
Other assets less liabilities	(2.23) %
Total	100.00%

American Funds® U.S. Government Money Market Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Government Money Market Fund
Class Name	Class R-5E
Trading Symbol	RAGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund") for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a
hypoth
etical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 23	0.45% *
*Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[1]
Net Assets	$ 35,411,000,000
Holdings Count | Holding	157
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 35,411
Total number of portfolio holdings	157

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	44.78%
Federal agency bills & notes	37.95%
Repurchase agreements	13.13%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.37%
Other assets less liabilities	(2.23) %
Total	100.00%

American Funds® U.S. Government Money Market Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Government Money Market Fund
Class Name	Class R-5
Trading Symbol	RAEXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund") for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund c
os
ts for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 18	0.36% *
*Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%	[1]
Net Assets	$ 35,411,000,000
Holdings Count | Holding	157
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 35,411
Total number of portfolio holdings	157

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	44.78%
Federal agency bills & notes	37.95%
Repurchase agreements	13.13%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.37%
Other assets less liabilities	(2.23) %
Total	100.00%

American Funds® U.S. Government Money Market Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Government Money Market Fund
Class Name	Class R-6
Trading Symbol	RAFXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds U.S. Government Money Market Fund (the "fund") for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs
for
the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 16	0.31% *
*Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%	[1]
Net Assets	$ 35,411,000,000
Holdings Count | Holding	157
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 35,411
Total number of portfolio holdings	157

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	44.78%
Federal agency bills & notes	37.95%
Repurchase agreements	13.13%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.37%
Other assets less liabilities	(2.23) %
Total	100.00%

[1]	Annualized.